Related party balances and transactions - Balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related party balances and transactions
Total Arising from sales / purchases of goods / other	$ 13,825	$ 22,600
Other liabilities
Total other liabilities	(2,503)	(2,357)
Other balances
Other balances	4,652	21,591
Associates
Related party balances and transactions
Trade receivables	4,174	1,839
Other receivables	445
Other financial assets	2,954	2,801
Trade payables	(2,714)
Other related parties
Related party balances and transactions
Trade receivables	2,310	1,899
Other receivables	9,695	9,113
Other financial assets		9,827
Trade payables	(3,039)	(2,879)
Other liabilities
Other liabilities to other related parties	(2,503)	(2,357)
Other balances
Cash and cash equivalents in other related parties	$ 4,652	$ 21,591